February 29, 2024

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                  AIM ETF Products Trust (the “Trust”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 30/33 to the Registration Statement of the Trust, which was filed with the Securities and Exchange Commission electronically via EDGAR on February 27, 2024, and relates to the following series of the Trust:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF
AllianzIM U.S. Large Cap Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ET
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

If you have any questions or comments, please contact the undersigned.

Sincerely,

AIM ETF Products Trust

By: /s/ Amanda Farren
     _________________________
     Amanda Farren, Secretary

763/765-7500
Amanda.Farren@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.